Inventories (Tables)	6 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31, 2017	June 30, 2017
	(Unaudited)	(Audited)
Finished goods	2,915,498	1,513,895
Raw materials	2,343,764	3,768,842

	5,259,262	5,282,737